SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Cash equivalents	$ 0	$ 0
Impairment losses for long- lived assets	0	0
Impairment of intangible assets	0	0
Goodwill impairment loss	$ 3,200,000	$ 6,083,146
Variable interest entity percentage	29.00%	29.00%
Net assets	$ 26,677,426	$ 30,014,952
Additional paid in capital	42,219,400	41,655,026
Opening retained earnings	(38,040,668)	(33,516,736)
Accounting Standards Update 2020-06 [Member]
Additional paid in capital	500,000		$ 109,349
Opening retained earnings	300,000		$ 78,460
Consolidated Entity, Excluding Consolidated VIE [Member]
Net assets	100,000	$ 100,000
Fair Value, Inputs, Level 3 [Member] | PointR [Member]
Contigent consideration	$ 2,625,000